Document and Entity Information	Apr. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2021
Entity Registrant Name	RigNet, Inc.
Entity Central Index Key	0001162112
Entity Emerging Growth Company	false
Entity File Number	001-35003
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	76-0677208
Entity Address, Address Line One	15115 Park Row Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084-4947
City Area Code	281
Local Phone Number	674-0100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RNET
Security Exchange Name	NASDAQ